Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Significant Subsidiaries
Schedule of country of incorporation and proportion of interest

	Country of	Proportion of
Subsidiaries	Incorporation	Interest

Merkanti Holding plc.	Malta	99.96%
1178936 B.C. Ltd.	Canada	100%